Schedule of Investments (unaudited) December 31, 2020	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 40.8%
Ambev SA, ADR	15,708,521	$48,068,074
B3 SA - Brasil, Bolsa, Balcao	7,341,650	87,604,533
Banco do Brasil SA	5,108,200	38,157,591
BRF SA, ADR(a)(b)	2,605,773	10,944,247
CCR SA	3,967,700	10,289,346
Magazine Luiza SA	9,500,200	45,633,589
Natura & Co. Holding SA(a)	2,990,500	30,226,262
Pagseguro Digital Ltd., Class A(a)(b)	638,480	36,316,742
Petroleo Brasileiro SA, ADR	6,633,815	74,497,743
Ultrapar Participacoes SA	2,781,300	12,711,883
Vale SA, ADR	12,246,794	205,256,268
WEG SA	2,618,900	38,187,880

		637,894,158

Chile — 7.2%
Banco de Chile	162,074,439	16,549,614
Banco Santander Chile, ADR	553,987	10,520,213
Cencosud SA	4,806,050	8,556,866
Empresas CMPC SA	3,918,778	10,314,025
Empresas COPEC SA	1,204,489	12,222,893
Enel Americas SA, ADR	2,007,453	16,501,264
Enel Chile SA	88,930,076	6,909,135
Falabella SA	2,681,278	9,925,068
Sociedad Quimica y Minera de Chile SA, ADR	429,191	21,068,986

		112,568,064

Colombia — 2.5%
Bancolombia SA, ADR	403,000	16,192,540
Ecopetrol SA, ADR	879,281	11,351,518
Interconexion Electrica SA ESP	1,579,051	11,864,233

		39,408,291

Mexico — 20.4%
America Movil SAB de CV, Series L, NVS	85,016,300	61,824,606
Cemex SAB de CV, CPO, NVS(a)	53,971,015	27,817,737
Fibra Uno Administracion SA de CV	10,499,400	11,855,989
Fomento Economico Mexicano SAB de CV	6,626,700	49,999,151
Grupo Financiero Banorte SAB de CV, Class O(a)	8,738,600	48,211,302
Grupo Mexico SAB de CV, Series B	11,380,200	48,044,085
Grupo Televisa SAB, CPO(a)	9,020,800	14,822,263
Infraestructura Energetica Nova SAB de CV(a)	1,556,000	6,057,510
Wal-Mart de Mexico SAB de CV	18,054,500	50,723,490

		319,356,133

Peru — 3.6%
Credicorp Ltd.	222,096	36,428,186

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	303,194	$19,743,993

		56,172,179

United States — 3.8%
StoneCo Ltd., Class A(a)	702,209	58,929,379

Total Common Stocks — 78.3% (Cost: $1,243,010,627)		1,224,328,204

Preferred Stocks

Brazil — 21.3%
Banco Bradesco SA, Preference Shares, ADR	15,812,888	83,175,791
Gerdau SA, Preference Shares, ADR	3,759,165	17,555,300
Itau Unibanco Holding SA, Preference Shares, ADR	17,277,334	105,218,964
Itausa SA, Preference Shares, NVS	15,944,423	36,007,101
Petroleo Brasileiro SA, Preference Shares, ADR(b)	8,189,126	90,571,734

		332,528,890

Total Preferred Stocks — 21.3% (Cost: $434,314,928)		332,528,890

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	30,302,310	30,320,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,530,000	1,530,000

		31,850,492

Total Short-Term Investments — 2.0% (Cost: $31,836,137)		31,850,492

Total Investments in Securities — 101.6% (Cost: $1,709,161,692)		1,588,707,586

Other Assets, Less Liabilities — (1.6)%		(25,748,750)

Net Assets — 100.0%		$1,562,958,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$64,737,152	$—		$(34,470,768	)(a)	$46,681	$7,427	$30,320,492	30,302,310	$152,387	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	1,080,000	(a)	—		—	—	1,530,000	1,530,000	881		—

						$46,681	$7,427	$31,850,492		$153,268		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MEX BOLSA Index	98	03/19/21	$2,182	$(4,910)
MSCI Brazil Index	1	03/19/21	51	822
MSCI Emerging Markets E-Mini Index	52	03/19/21	3,349	74,115

				$70,027

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,224,328,204	$—	$—	$1,224,328,204
Preferred Stocks	332,528,890	—	—	332,528,890
Money Market Funds	31,850,492	—	—	31,850,492

	$1,588,707,586	$—	$—	$1,588,707,586

Derivative financial instruments(a)
Assets
Futures Contracts	$74,937	$—	$—	$74,937
Liabilities
Futures Contracts	(4,910)	—	—	(4,910)

	$70,027	$—	$—	$70,027

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Latin America 40 ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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